Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
Cash Flows from Operating Activities:
Net income	$ (1,084,313)	$ 1,011,555	$ 2,054,758
Adjustments for items not affecting cash:
Depreciation and amortization	126,234	87,593	91,814
Non-cash lease expenses	94,698
Deferred income tax expense	(321,057)		96,714
Gain from disposal of fixed assets	(4,000)
Changes in operating assets and liabilities
Accounts receivable	(5,176)	89,521	(207,602)
Prepaid expenses	71,800	428,592	(384,997)
Long-term prepaid expenses	159,382	584,356	547,487
Accounts payable & accrued liabilities	1,117,184	545,606	849,228
Deferred revenue	961,426	(3,221,807)	1,210,943
Income tax receivable	(480,866)	(664,399)
Student deposits	(313,122)	994,940	411,354
Net cash provided from (used in) operating activities	322,190	(144,043)	4,669,699
Cash Flows from Investing Activities:
Purchase of property and equipment	(618,529)	(288,555)	(203,172)
Notes receivable	100,000
Proceeds from sale of fixed assets	4,000
Net cash used in investing activities	(514,529)	(288,555)	(203,172)
Cash Flows from Financing Activities:
Amount advanced from related parties			140,000
Deferred costs related to initial public offering		(432,035)	(351,854)
Share issuances, net of issuance costs	9,321,523
Net cash provided from (used in) financing activities	9,321,523	(432,035)	(211,854)
Net increase/(decrease) in cash, cash equivalents and restricted cash	9,129,184	(864,633)	4,254,673
Cash and cash equivalents, beginning of period	7,407,990	8,272,623	4,017,950
Cash and cash equivalents, end of period	16,537,174	7,407,990	8,272,623
SUPPLEMENTAL DISCLOSURE OF CASH FLOWS INFORMATION:
Interest paid
Income taxes paid	$ 490,250	$ 1,053,360	$ 160,728